Citigroup Mortgage Loan Trust 2024-INV2 ABS-15G

Exhibit 99.1 - Schedule 2(b)

Edgar Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
80000004				24298833			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [Redacted] Percent Fee Tolerance exceeded. Total amount of [Redacted]exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	[Redacted] increased on closing CD with no valid change of circumstance provided.				Reviewer Comment (2022-01-26): [Redacted] received Corrected [Redacted], LOE and copy of [Redacted]. Seller Comment (2022-01-24): PCCD/ FINAL UPLOADED		XXXX		2	B		[Redacted]	Investment	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	A	B	A	A	N/A	N/A	Yes
80000006				27921512			Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Verified stated defect. The loan file is missing a copy of the [Redacted] full appraisal interior /exterior as required by AUS. [Redacted] and BPO have been provided and applied.				Reviewer Comment (2023-02-21): [Redacted] to provide. Please refrain from making further comments. Seller Comment (2023-02-20): [Redacted] to order [Redacted]				3	D		[Redacted]	Investment	Refinance - Rate/Term		D	D	D	D	A	A	D	A	N/A	N/A	No
80000010				27925153			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank [Redacted]): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	The appraisal was delivered [Redacted], however appraisal report is dated [Redacted].				Reviewer Comment (2023-02-20): Nothing required from [Redacted]. Seller Comment (2023-02-17): Appraisal doc attached.				2	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
80000012				28182284			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Verified stated defect. Due to REO, income was lower causing DTI variance.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.	XXXX XXXX years Under 40% XXXX	Aggregator,[Redacted] [Redacted] Aggregator,[Redacted] Aggregator,[Redacted] Aggregator,[Redacted]	Reviewer Comment (2023-03-28): Client elected to waive with verified compensating factors.			XXXX	2	B		[Redacted]	Investment	Refinance - Rate/Term		D	B	A	B	A	A	D	A	N/A	N/A	No
80000013				28328071			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted]([Redacted]) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.								2	B		[Redacted]	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
80000013				28329505			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		Initial [Redacted] is missing in file, Please provide.								2	B		[Redacted]	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
80000014				28386771			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	The property type differs between the valuation documents in file. Unable to verify the property type. Ineligible per guidelines.						Reviewer Comment (2024-05-10): Unable to clear.				3	C		[Redacted]	Investment	Refinance - Cash-out - Other		C	C	C	A	A	A	A	C	N/A	N/A	No
80000017				28877014			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003			The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		[Redacted] [Redacted]	Reviewer Comment (2023-08-21): Client elects to downgrade based on compensating factors.			XXXX	2	B		[Redacted]	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
80000017				28877069			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___ ___	Both borrowers missing K1 for [Redacted] Investments, borrower also missing [Redacted] K1	The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		[Redacted] [Redacted]	Reviewer Comment (2023-08-21): Client elects to downgrade based on compensating factors.			XXXX	2	B		[Redacted]	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
80000017				28877706			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Insurance coverage is insufficient by [Redacted] based on [Redacted] of Estimated cost new there was no evidence of extended coverage or insurer's estimate of replacement cost provided.	The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		[Redacted] [Redacted]	Reviewer Comment (2023-08-21): Client elects to downgrade based on compensating factors.			XXXX	2	B		[Redacted]	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
80000017				28878160			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds AUS total debt ratio of ___.	No summary of borrower and co-borrower's qualifying income and rental/income loss provided, unable to determine DTI difference. No final [Redacted] provided and AUS approval does not match [Redacted] or income worksheets provided.	The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		[Redacted] [Redacted]	Reviewer Comment (2023-08-21): Client elects to downgrade based on compensating factors.			XXXX	2	B		[Redacted]	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
80000017				28878161			Credit	Income	Income Eligibility	Income	Borrower has un-audited YTD P&L and does not have 2 months Account statements. (GSE COVID-19)	-	No statements were provided for borrower's schedule [Redacted] property management.	The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		[Redacted] [Redacted]	Reviewer Comment (2023-08-21): Client elects to downgrade based on compensating factors.			XXXX	2	B		[Redacted]	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
80000017				28885726			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___		The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		[Redacted] [Redacted]	Reviewer Comment (2023-08-21): Client elects to downgrade based on compensating factors.			XXXX	2	B		[Redacted]	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
80000017				28885931			Credit	Income	Document Error	Income	Missing verification of the existance of self-employed business within 20 days of the Note Date (COVID-19).	- Application Date: ___; Application Date: ___; Application Date: ___; Application Date: ___; Application Date: ___; Application Date: ___;	Missing verification of all self employment for both borrowers within [Redacted] days of closing.	The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		[Redacted] [Redacted]	Reviewer Comment (2023-08-21): Client elects to downgrade based on compensating factors.			XXXX	2	B		[Redacted]	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
80000019	28997460	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	___	Missing mortgage statement for [Redacted], [Redacted], and [Redacted]. Missing tax verification for [Redacted].	The representative FICO score is above XXX.	[Redacted]	Reviewer Comment (2024-05-03): Regraded per email with comp factors.

Reviewer Comment (2024-02-19): EXCEPTION HISTORY - Exception Detail was updated on PRIOR Exception Detail.
EXCEPTION HISTORY - Exception Explanation was updated on PRIOR Exception Explanation: Statement
Statement, Tax Verification
Statement

Reviewer Comment (2023-10-20): Received mortgage statement . but tax verification is missing. Exception remains.

Seller Comment (2023-10-19): Documentation received from Lender.

Seller Comment (2023-10-16): Agree

Seller Comment (2023-10-16): Agree - missing mortgage statement  and tax verification
																				XXXX	2	B		[Redacted]	Investment	Refinance - Rate/Term		C	B	C	B	C	B	A	A	N/A	N/A	No
80000019				28997591			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [Redacted] Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as [Redacted] on the loan estimate but disclosed as [Redacted] on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee, nor evidence of cure in file.								3	B		[Redacted]	Investment	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	N/A	N/A	Yes
80000019				28997592			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [Redacted] Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal re-inspection Fee was not disclosed on the initial Loan Estimate. File does not contain a valid change of circumstance for this fee, nor evidence of cure.								3	B		[Redacted]	Investment	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	N/A	N/A	Yes
80000019				29000602			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: [Redacted] Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	Lender Credits was last disclosed as [Redacted] on the loan estimate but disclosed as [Redacted] on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee, nor evidence of cure in file.								3	B		[Redacted]	Investment	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	N/A	N/A	Yes
80000019	29001257	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	Business funds are being used for funds to close and reserves, account #[Redacted]. The file does not contain confirmation that the use of business funds will not negatively impact the business.	The representative FICO score is above XXX.	[Redacted]	Reviewer Comment (2024-05-03): Waived with verified compensating factors from investor email/

Reviewer Comment (2023-10-23): Required letter of confirmation that use of business fund will not negatively impact the business. No supporting documentation provided. Exception remains.

Seller Comment (2023-10-20): Bank Statement

Reviewer Comment (2023-10-20): Business funds are being used for funds to close and reserves, account . The loan is a rate and term refinance and final CD received form lender states only cash to close was required from borrower. Required letter of confirmation that use of business fund will not negatively impact the business.

Seller Comment (2023-10-19): Final CD from Lender

Seller Comment (2023-10-19): Documentation received from Lender.  • The loan is a rate and term refinance, and the closing disclosure states only cash to close was required from the borrower.

Seller Comment (2023-10-19): Documentation received from Lender.  • The loan is a rate and term refinance, and the closing disclosure states only  cash to close was required from the borrower.

Seller Comment (2023-10-16): Agree
																				XXXX	2	B		[Redacted]	Investment	Refinance - Rate/Term		C	B	C	B	C	B	A	A	N/A	N/A	No
80000019				29001258			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing a verbal VOE for the following businesses within [Redacted] days form the note date - Real Estate - [Redacted]; [Redacted]; [Redacted].	The representative FICO score is above XXX.		[Redacted]	Reviewer Comment (2024-05-03): Waived with verified compensating factors from investor email/ Reviewer Comment (2023-10-20): VVOE received for within days from note date, however VVOE is required for within days from note date to clear the exception. Exception Remains. Seller Comment (2023-10-19): Documentation received from Lender. Seller Comment (2023-10-17): this conditions state days the other days. Which is it? Seller Comment (2023-10-16): Agree			XXXX	2	B		[Redacted]	Investment	Refinance - Rate/Term		C	B	C	B	C	B	A	A	N/A	N/A	No
80000020				29350099			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three ([Redacted]) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Initial Loan Estimate dated [Redacted] was electronically signed by borrower on [Redacted] which is same as e-sign consent date								3	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	A	A	B	A	A	N/A	N/A	No
80000021				28996335			Compliance	TRID	Document Error	TRID	Closing Disclosure: Dates are not in chronological order.	- Issue Date: ___; Received Date: ___; Signed Date: ___	Closing Disclosure issued on [Redacted] was signed by the borrower on [Redacted].								2	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	N/A	N/A	No
80000021				28996408			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and was not received by borrower at least three ([Redacted]) business days prior to consummation	[Redacted] Closing Disclosure dated [Redacted] reflects an APR increase of [Redacted] from the [Redacted] disclosure dated [Redacted] with an ARP of [Redacted] that was disclosed to the borrower less than three business days prior to the [Redacted] closing date. The final disclosure reflects an APR rate of [Redacted].								3	B		[Redacted]	Investment	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	B	C	A	C	B	A	A	N/A	N/A	No
80000021				28996409			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: [Redacted] Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	Lender Credit of [Redacted] was disclosed on Loan Estimate dated [Redacted], however decreased to [Redacted] on the Final Closing Disclosure without a valid change of circumstance.								3	B		[Redacted]	Investment	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	N/A	N/A	Yes
80000021				29002183			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant three ([Redacted]) business days prior to consummation.	Appraisal report dated [Redacted] missing evidence of receipt.								2	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	N/A	N/A	No
80000022				29036064			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [Redacted]Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	No change of circumstance or cure provided [Redacted] Percent Fee Tolerance exceeded for Appraisal Fee.				Reviewer Comment (2023-09-13): Sufficient Cure Provided At Closing		XXXX		1	A		[Redacted]	Investment	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	A	A	A	A	N/A	N/A	Yes
80000022				29036245			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___ ___	The taxes and insurance for real estate owned at [Redacted] and [Redacted] are not provided.	The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.	The representative FICO score is above XXX.	[Redacted] [Redacted],Aggregator	Reviewer Comment (2024-01-05): Exception waived. Client provided comp factors LTV, FICO, and DTI for missing document. Comp factor DTI is not substantiated or used. Reviewer Comment (2023-10-19): Homeowner's insurance verification for real estate owned at [Redacted] . is not provided. Pleased provide HOI policy for REO. exception remains. Seller Comment (2023-10-12): Agree The taxes and insurance for real estate owned at [Redacted] and [Redacted] are not provided.			XXXX	2	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
80000023				29036499			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted]([Redacted]) business days prior to consummation.	Appraisal Waiver was not located in file.				Reviewer Comment (2023-10-20): Require Copy of appraisal document received receipt [Redacted] business day prior to consummation date. Exception Remains. Seller Comment (2023-10-15): Agree Missing Docs requested from lender.				2	B		[Redacted]	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
80000023				29036501			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Recording fee increased from [Redacted] to [Redacted] at closing a difference of [Redacted]. A cure of [Redacted] was provided.				Reviewer Comment (2023-09-13): Sufficient Cure Provided At Closing		XXXX		1	A		[Redacted]	Investment	Purchase	Final CD evidences Cure	C	B	C	A	B	B	A	A	N/A	N/A	Yes
80000023				30015821			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three ([Redacted]) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.									3	B		[Redacted]	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
80000026	28995672	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Loan amount is [Redacted]. HOI coverage is [Redacted]. Replacement cost not provided.	The representative FICO score is above XXX.	[Redacted]	Reviewer Comment (2024-05-03): Investor email provided compensating factors. Less than [Redacted] hazard coverage.

Reviewer Comment (2023-10-24): Loan amount is [Redacted] but hazard insurance reflects coverage A dwelling amount of [Redacted] which is insufficient. Extended replacement is not provided in hazard insurance document. Replacement cost estimator is also not provided in the file. Exception remains.

Seller Comment (2023-10-23): Disagree - Hazard insurance contains Replacement cost coverage.  Also, Policy is [Redacted] for other structures ie. [Redacted] which was given value in the total appraised value. Total coverage - [Redacted]. Which is over required coverage amount of [Redacted]. Please clear.

Reviewer Comment (2023-10-16): Nothing provided to confirm this.

Seller Comment (2023-10-15): [Redacted] Prohibiting requiring property insurance in excess of replacement value. A lender may not require a borrower, as a condition of receiving or maintaining a loan secured by real property, to insure the property against risks to improvements on the real property in an amount that exceeds the replacement value or market value of the improvements, whichever is greater.

Reviewer Comment (2023-10-02): [Redacted] notes the seller's comment.  Exception will be cleared upon receipt of the required documentation.

Seller Comment (2023-09-28): Agree.  Req from client [Redacted]. Client stated do not have cure for this.
																				XXXX	2	B		[Redacted]	Investment	Refinance - Rate/Term		C	B	C	B	C	A	A	A	N/A	N/A	No
80000026	28996559	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	___	Mortgage Statement is missing to confirm P&I.	The representative FICO score is above XXX.	[Redacted]	Reviewer Comment (2024-05-03): Investor email provided compensating factors. No verification of commercial liability.

Reviewer Comment (2024-02-19): EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Address: [Redacted], Address:[Redacted]
EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: Statement
Statement

Reviewer Comment (2023-10-27): First payment letter received for property [Redacted]. Final [Redacted] shows mortgage payment of [Redacted] for property [Redacted]. Proof for mortgage payment is missing.

Seller Comment (2023-10-24): [Redacted]

Seller Comment (2023-10-24): Reminder this loan is [Redacted] years old.  We have provided Note, mortgage and First Pmt Letter for [Redacted] uploaded.  Docs uploaded showing [Redacted] was determined to be a [Redacted] property. Debt and income included on [Redacted].  Statement provided for [Redacted] was dated post closing. The Can capture the Tax and insurance from the [Redacted], it also states no mortgage interest.  Please Escalate to management.

Reviewer Comment (2023-10-02): Statement provided for [Redacted] was dated post closing. Statement for [Redacted] was not provided. Condition remains.

Seller Comment (2023-09-28): Req from client [Redacted]. Docs Rcvd [Redacted]. Note, mortgage and First Pmt Letter for [Redacted] uploaded.  Docs uploaded showing [Redacted] was determined to be a commercial property. Debt and income included on [Redacted].

Seller Comment (2023-09-28): Note, mortgage and First Pmt Letter for [Redacted] uploaded.  Docs uploaded showing [Redacted] was determined to be a commercial property. Debt and income included on [Redacted].
																				XXXX	2	B		[Redacted]	Investment	Refinance - Rate/Term		C	B	C	B	C	A	A	A	N/A	N/A	No
80000026	28996624	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	1. [Redacted] party verification of Employment is missing for Sole Proprietorship income within [Redacted] days from the note. 2. The Most Recent [Redacted] is not signed by the borrower.	The representative FICO score is above 680.	[Redacted]	Reviewer Comment (2024-05-03): Investor email provided compensating factors. Signed [Redacted] was also provided.

Reviewer Comment (2023-10-26): Received third party verification and [Redacted], the signature page for the [Redacted] was signed dated on [Redacted] however, require [Redacted] prior to note date i.e. [Redacted]. Exception Remains.

Seller Comment (2023-10-24): The Tax Preparer Date is [Redacted].  The Borrower signed both years on the same day.

Seller Comment (2023-10-24): The Note Date for the subject loan is[Redacted].  We have a [Redacted] dated [Redacted]. [Redacted] for Self-Employed borrowers is [Redacted] Days prior to the note date.

Reviewer Comment (2023-10-02): Third party verification was not provided and the signature pages for the [Redacted] was signed post closing. Condition remains.

Seller Comment (2023-09-28): Third party verified from [Redacted] in file.  Client uploaded signed [Redacted] for [Redacted] and [Redacted].
																				XXXX	2	B		[Redacted]	Investment	Refinance - Rate/Term		C	B	C	B	C	A	A	A	N/A	N/A	No
80000027	29025760	Credit	Guideline	Guideline Issue	Guideline	Borrower is not currently employed.	-	As per Final [Redacted]borrower is employed with "[Redacted]", however as per VVOE present in file, borrower is not currently employed with the said employer. Initial Application date is [Redacted] & Closing date is [Redacted]. As per the latest paystubs present in file, borrower is currently employed with "[Redacted]." as on [Redacted] pay date. But the said Employment details are not updated on Final [Redacted].	The representative FICO score is above XXX.	[Redacted]	Reviewer Comment (2024-05-08): Client elects to downgrade based on compensating factors.

Reviewer Comment (2023-10-11): The Work Number verification is for present day employment verification.  The documentation required to clear this exception needs to be dated from time of closing.  The employment listed on the application does not match the employment verified in the file.  All documents must be consistent with third party verification to support what was disclosed on the application.

Seller Comment (2023-10-03): Did you not receive the attached document or is it not sufficient to clear the deficiency? The comments looked like this wasn't received but its been uploaded twice before. Please clarify.

Reviewer Comment (2023-10-02): Trailing docs did not contain any docs to clear this exception.

Seller Comment (2023-09-28): The deficiency states the borrower is no longer employed yet goes on to say that the borrower is employed, just not at the job listed on the application.  If the only error is that the employer is not listed correctly on the application, this is a minor issue and should not be cited.
Attached is a VOE from The work number.  While the borrower is no longer employed at [Redacted], this does show that, at the time of close, the borrower was employed at [Redacted].  It also shows that the borrower is currently employed.

Reviewer Comment (2023-09-27): Trailing docs did not contain any docs to clear this exception.

Seller Comment (2023-09-26): The deficiency states the borrower is no longer employed yet goes on to say that the borrower is employed, just not at the job listed on the application.  If the only error is that the employer is not listed correctly on the application, this is a minor issue and should not be cited.
																				XXXX	2	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
80000027				29025773			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three ([Redacted]) business days prior to closing.	The file does not contain evidence that the CD dated [Redacted] was received by borrower at least [Redacted] business days prior to closing.								3	B		[Redacted]	Investment	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	B	B	A	A	N/A	N/A	No
80000027	29025775	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	As per Final [Redacted] borrower is employed with "[Redacted]", however as per VVOE present in file, borrower is not currently employed with the said employer. Initial Application date is [Redacted] & Closing date is [Redacted]. As per the latest paystubs present in file, borrower is currently employed with "[Redacted]." as on [Redacted] pay date. But the said Employment details are not updated on Final [Redacted]. Missing a verbal VOE for the current employer within [Redacted] days prior to closing.	The representative FICO score is above XXX.	[Redacted]	Reviewer Comment (2024-05-08): Client elects to downgrade based on compensating factors.

Reviewer Comment (2023-10-11): The Work Number verification is for present day employment verification.  The documentation required to clear this exception needs to be dated from time of closing.  The employment listed on the application does not match the employment verified in the file.  All documents must be consistent with third party verification to support what was disclosed on the application.

Seller Comment (2023-10-04): Did you not receive the document or is the document not sufficient to clear the condition?

Reviewer Comment (2023-10-02): Trailing docs did not contain any docs to clear this exception.

Seller Comment (2023-09-28): The deficiency states the borrower is no longer employed yet goes on to say that the borrower is employed, just not at the job listed on the application.  If the only error is that the employer is not listed correctly on the application, this is a minor issue and should not be cited.
Attached is a VOE from The work number.  While the borrower is no longer employed at [Redacted], this does show that, at the time of close, the borrower was employed at [Redacted].  It also shows that the borrower is currently employed.

Reviewer Comment (2023-09-27): Trailing docs did not contain any docs to clear this exception.

Seller Comment (2023-09-26): Attached is a VOE from The work number.  While the borrower is no longer employed at [Redacted], this does show that, at the time of close, the borrower was employed at [Redacted].  It also shows that the borrower is currently employed.
																				XXXX	2	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
80000028				29025964			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three ([Redacted]) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	The earliest E-Consent provided is dated [Redacted], however the initial LE dated [Redacted] was electronically signed. Missing initial E-consent disclosure.								3	B		[Redacted]	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No
80000028				29025966			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least [Redacted]([Redacted]) business days prior to closing.	None of the copies of the initial Closing Disclosure in file are signed/dated; therefore, the "[Redacted]" is assumed and the presumed delivery date would not have been at least [Redacted] business days prior to consummation.								3	B		[Redacted]	Investment	Refinance - Rate/Term	No Defined Cure	C	B	C	A	B	B	A	A	N/A	N/A	No
80000028				29025967			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redacted] not received by borrower at least four ([Redacted]) business days prior to closing.	The [Redacted] Loan Estimate is not signed/dated and there is no other evidence in loan file the borrower received the revised loan estimate at least [Redacted] business days before closing.								3	B		[Redacted]	Investment	Refinance - Rate/Term	No Defined Cure	C	B	C	A	B	B	A	A	N/A	N/A	No
80000029				29051010			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [Redacted]Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2023-09-14): Sufficient Cure Provided At Closing		XXXX		1	A		[Redacted]	Investment	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	A	A	A	A	N/A	N/A	Yes
80000031				29034924			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Most Recent Business tax returns and K-1 document not provided. The AUS approval required [Redacted] years of business and personal returns and only one year was provided.	The representative FICO score is above XXX.		[Redacted]	Reviewer Comment (2024-05-03): Investor provided compensating factors. Reviewer Comment (2023-10-18): As per Guidelines require [Redacted] Business Tax Returns and [Redacted] document to clear this exception, AUS require [Redacted] year tax returns. Exception Remains. Seller Comment (2023-10-08): Agree Missing [Redacted] taxes filed [Redacted] to include [Redacted]. [Redacted] filed [Redacted] in file. AUS requires [Redacted] years tax returns. Escalated.			XXXX	2	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
80000032	29047693	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Insurance coverage is insufficient by [Redacted] based on (loan amount, appraisal value, [Redacted] of value, stated value, you update here), there was no evidence of extended coverage or insurer's estimate of replacement cost provided.	The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX.	[Redacted] [Redacted]	Reviewer Comment (2024-05-03): Investor provided email with compensating factors.

Reviewer Comment (2023-10-25): The policy provided is after our Note date. We need coverage on or before our note date of [Redacted]. Exception remains.

Seller Comment (2023-10-24): [Redacted] [Redacted] - hazard insurance with estimated replacement cost

Reviewer Comment (2023-10-16): Documentation is not in the file to confirm how the insures/replacement cost amount was established.

Seller Comment (2023-10-13): The state of AZ Statute [Redacted]: Prohibited Acts [Redacted] mortgage broker shall not require a person seeking a loan secured by real property to obtain property insurance coverage in an amount that exceeds the replacement cost of the improvements as established by the property insurer.

Seller Comment (2023-10-12): Compensating Factors: DTI is [Redacted]%, [Redacted] FICO, Cash Reserves: Total Months PITI $[Redacted]/ [Redacted].

Seller Comment (2023-10-12): Agree with defect.  HOI provided is all the lender has.  For updated insurance that is a servicing issue or resolve.  Per FNMA, If the replacement cost value of the improvements is less than the UPB, the replacement cost value is the amount of coverage required.  Replacement Cost Value: IS $[Redacted], UPB (at orig in [Redacted]) $[Redacted].
																				XXXX	2	B		[Redacted]	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
80000033				29046148			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [Redacted] Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Discount points increased without valid change of circumstance, no cure provided at closing.								3	B		[Redacted]	Investment	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	B	B	A	A	N/A	N/A	Yes
80000033				29046149			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [Redacted] Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal fee increased without valid change of circumstance, no cure provided at closing.								3	B		[Redacted]	Investment	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	B	B	A	A	N/A	N/A	Yes
80000033				29064371			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank [Redacted]): Borrower waived right to receive a copy of the appraisal at least [Redacted] ([Redacted]) business days prior to closing, and appraisal was not provided at or before closing.	Appraisal notice not evidenced in file.								2	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
80000035				29047994			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [Redacted] Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Cure amount not provided on final CD also file does not contain a valid changed in circumstance for this fee, nor evidence of cure in file.								3	B		[Redacted]	Investment	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	B	B	A	A	N/A	N/A	Yes
80000035				29047995			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [Redacted] Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Cure amount not provided on final CD also file does not contain a valid changed in circumstance for this fee, nor evidence of cure in file.								3	B		[Redacted]	Investment	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	B	B	A	A	N/A	N/A	Yes
80000035				29047996			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [Redacted] Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Cure amount not provided on final CD also file does not contain a valid changed in circumstance for this fee, nor evidence of cure in file.								3	B		[Redacted]	Investment	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	B	B	A	A	N/A	N/A	Yes
80000035				29047997			Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.								2	B		[Redacted]	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
80000036				29051103			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [Redacted] Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	[Redacted] tolerance was exceeded by [Redacted] due to increase of Recording fee. The Loan Estimate issued [Redacted] disclosed the recording fee of [Redacted]. Final Closing Disclosure disclosed the fee [Redacted]. No valid change of circumstance provided, nor evidence of cure in file.								3	B		[Redacted]	Investment	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	B	B	A	A	N/A	N/A	Yes
80000036				29051108			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [Redacted] Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as [Redacted] on Loan Estimate, but disclosed as [Redacted] on Final Closing Disclosure. File does not contain a valid Change of Circumstance or evidence of cure in file.								3	B		[Redacted]	Investment	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	B	B	A	A	N/A	N/A	Yes
80000036				29051782			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Second employment required to provided paystub and most recent [Redacted] calendar year W2's or Verification of Employment documenting all Year to date earnings.	The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		[Redacted] [Redacted]	Reviewer Comment (2024-05-03): Investor provided compensating factors. Reviewer Comment (2023-10-16): Borrower is getting wage income from Corporation ([Redacted]) business tax returns required. Exception Remains Seller Comment (2023-10-06): Borrowers are self employed Seller Comment (2023-10-06): Disagree: There is no second Job or employment listed on the 1003. Just current and previous.			XXXX	2	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
80000036				29051795			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		[Redacted] employment required to provided paystub and most recent [Redacted] calendar year W2's or Verification of Employment documenting all Year to date earnings. REO Tax, Insurance verification and statement not provided.	The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		[Redacted] [Redacted]	Reviewer Comment (2024-05-03): Investor provided compensating factors. Reviewer Comment (2023-10-16): Borrower is getting wage income from Corporation ([Redacted]) business tax returns required. Exception Remains Seller Comment (2023-10-06): Borrowers are self employed Seller Comment (2023-10-06): Disagree: There is no second Job or employment listed on the 1003. Just current and previous.			XXXX	2	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
80000036				30016592			Credit	Income	Document Error	Income	Tax Return end date is more than 90 days prior to note date. P&L was not found in file. (GSE COVID-19)	-		The representative FICO score is above XXX. The Loan to Value (LTV) on the loan is less than or equal to 70%.		[Redacted] [Redacted]	Reviewer Comment (2024-05-03): Investor provided compensating factors.			XXXX	2	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
80000037	29049741	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Insurance coverage is insufficient by [Redacted] based on [Redacted] of the appraised value. There was no evidence of extended coverage or insurer's estimate of replacement cost provided.	The representative FICO score is above 680.	[Redacted]	Reviewer Comment (2024-05-03): Investor provided compensating factors.

Reviewer Comment (2023-10-20): Insurance policy present in file does not reflect that the Dwelling coverage amount is the Replacement Cost. Exception remains.

Seller Comment (2023-10-18): As mentioned previously.  Per the lender, this is an investment property, a [Redacted]policy was issued. This is what the insurance company insured for.  It is a [Redacted] policy, and we have to accept.  (Note from me - this is a [Redacted]policy and we do not get the replacement cost estimator anymore, insurance agents can't provided these, basically the dwelling coverage on the policy is the replacement cost)

Reviewer Comment (2023-10-16): Nothing in the file to confirm the cost to re-new amount

Seller Comment (2023-10-15): Due to an addition to[Redacted],effective [Redacted], no one (including a lender) may require an insurance agency or agent provide a replacement cost estimator
（RCE) or other insurance underwriting information in connection with a loan. Additionally,an insurance agent or agency is prohibited from supplying the RCE to anyone, even the customer.
																				XXXX	2	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
80000038				29036159			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] ([Redacted]) business days prior to consummation.	No Documentation in the file to evidence borrower was provided with a copy of valuation [Redacted]([Redacted]) business days prior to consummation.								2	B		[Redacted]	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
80000038				29042747			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: [Redacted]Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2023-09-13): Sufficient Cure Provided within [Redacted] Days of Closing		XXXX		1	A		[Redacted]	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	Yes
80000039				29071074			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted]([Redacted]) business days prior to consummation.	Evidence of appraisal being provided to borrower missing from file.								2	B		[Redacted]	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
80000040	29032936	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Insurance Coverage is insufficient Dwelling amount [Redacted] with a shortfall of [Redacted]. Cost to replace new was not provided.	The representative FICO score is above XXX. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	The representative FICO score is above XXX.	[Redacted],Aggregator [Redacted] [Redacted]	Reviewer Comment (2024-01-10): Client elects to downgrade based on compensating factors.

Reviewer Comment (2023-10-20): Estimated amount not provided on replacement cost estimator.
Replacement cost estimator missing few pages, please provide complete replacement cost estimator document.

Seller Comment (2023-10-19): [Redacted] - Appraisal cost to rebuild - per the appraisal $[Redacted].  The cost estimator for the subject property is attached to the HOI declaration page on pages[Redacted] to[Redacted].

Seller Comment (2023-10-17): The cost estimator for the subject property is attached to the HOI declaration page on pages [Redacted]) to 2[Redacted].

Reviewer Comment (2023-10-16): Replacement cost not in the file to confirm the amount estimated.

Seller Comment (2023-10-13): The replacement cost was established by the insurance company and would not account for land value, only the cost to rebuild the structure. Insurance company will not over-insure to meet the loan amount or estimated cost new. The insurance company has established a replacement cost of $[Redacted] to rebuild to home and included an effects to ordinance/law.

Reviewer Comment (2023-10-09): The replacement cost is $[Redacted], which is less than the loan amount or estimated cost to renew from the appraisal of $[Redacted].

Seller Comment (2023-10-02): Hazard insurance includes replacement cost coverage.
																				XXXX	2	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
80000040				29032944			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	File is missing a copy of the mortgage statement for the noted REO, mortgage is not reported on credit.	The representative FICO score is above XXX. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	The representative FICO score is above XXX.	[Redacted],Aggregator [Redacted] [Redacted]	Reviewer Comment (2024-01-10): Client elects to downgrade based on compensating factors. Seller Comment (2023-10-19): Waiver requested: Increased DTI of [Redacted]% is within guideline tolerances, fico score [Redacted], strong repayment - accounts paid as agreed, experienced investor, Reviewer Comment (2023-10-19): Mortgage statement is require for property address [Redacted]. Exception Remains. Seller Comment (2023-10-12): Agree missing mortgage statement and credit history for [Redacted], unable to tie information on 1003 to any of the mortgages on credit.			XXXX	2	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
80000040	29032963	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Missing the required income documents for the rental properties.	The representative FICO score is above XXX. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	The representative FICO score is above XXX.	[Redacted],Aggregator [Redacted] [Redacted]	Reviewer Comment (2024-01-10): Client elects to downgrade based on compensating factors.

Seller Comment (2023-10-19): Waiver requested: Increased DTI of [Redacted]% is within guideline tolerances, fico score [Redacted], strong repayment - accounts paid as agreed, experienced investor,

Reviewer Comment (2023-10-19): Mortgage statement is require for property address [Redacted]. Exception Remains.

Seller Comment (2023-10-12): Agree missing mortgage statement and credit history for [Redacted], unable to tie information on 1003 to any of the mortgages on credit.

Reviewer Comment (2023-10-09): Refer to the open REO document requirements missing.

Seller Comment (2023-10-02): Mortgage statements uploaded
																				XXXX	2	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
80000040				29205616			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds AUS total debt ratio of ___.	Per final 1003, some of the REOs reflect no mortgage, and a mortgage exists and included into the DTI. The REOs using lease agreements for rental income are higher than the income amounts calculated.	The representative FICO score is above XXX. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	The representative FICO score is above XXX.	[Redacted],Aggregator [Redacted] [Redacted]	Reviewer Comment (2024-01-10): Client elects to downgrade based on compensating factors. Reviewer Comment (2024-01-10): EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of [Redacted]% exceeds AUS total debt ratio of [Redacted]%. Seller Comment (2023-10-17): Waiver requested: Increased DTI of [Redacted]% is within guideline tolerances, fico score [Redacted], strong repayment - accounts paid as agreed, experienced investor,			XXXX	2	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
80000041	29047983	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	Missing electronic consent.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above XXX.	[Redacted] [Redacted]	Reviewer Comment (2024-05-08): Client elects to downgrade based on compensating factors.

Reviewer Comment (2023-10-18): E-Sign Consent Agreement missing from the file, Borrower has Received Multiple Disclosures and they are E-signed, Please Provide E-sign Consent Agreement. Exception Remains

Seller Comment (2023-10-16): E-Consent disclosure is missing from the file.  However Borrower has received multiple disclosures and acknowledgements of receipt of disclosures, and they are E-signed.   The borrower would have to acknowledge the e-sign consent agreement to access the documentation provided for e-signature. Attached, is the credit authorization disclosure, which the borrower acknowledged acceptance and e-signed along with the other disclosures provided.

Seller Comment (2023-10-12): DTI is [Redacted]%, [Redacted]% LTV/CLTV, PITI Reserves $[Redacted] /[Redacted] months.

Seller Comment (2023-10-12): Agree: However Borrower has received multiple disclosures and acknowledgements of receipt of disclosures and they are E-signed.
																				XXXX	2	B		[Redacted]	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
80000042	29028777	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Insurance coverage is insufficient by [Redacted] based on loan amount [Redacted], appraisal value [Redacted], there was no evidence of extended coverage or insurer's estimate of replacement cost provided.	The representative FICO score is above XXX.	[Redacted]	Reviewer Comment (2024-05-03): Investor provided compensating factors.

Reviewer Comment (2023-10-26): Hazard insurance policy provided does not reflect extra replacement coverage amount or percentage. Exception remains.

Seller Comment (2023-10-24): This is based off Extended [Redacted] not cost to rebuild as is most prominent in [Redacted]  on policies.

Seller Comment (2023-10-24): Disagree - Insurance shows property has extended replacement cost; See page 1 under forms and endorsements

Reviewer Comment (2023-10-16): The coverage is not sufficient for the loan amount and no replacement cost estimator to confirm the estimated cost to re-new value.

Seller Comment (2023-10-14): The state of AZ[Redacted][Redacted]: Prohibited Acts [Redacted] mortgage broker shall not require a person seeking a loan secured by real property to obtain property insurance coverage in an amount that exceeds the replacement cost of the improvements as established by the property insurer.

Seller Comment (2023-10-05): Per FHLMC, If the replacement cost value of the improvements is less than the UPB, the replacement cost value is the amount of coverage required.  Replacement Cost Value: IS $[Redacted], UPB (at orig in [Redacted]) $[Redacted]. ( Lot Value $[Redacted])

Reviewer Comment (2023-09-27): [Redacted] notes the seller's comment.  Exception will be cleared upon receipt of the required documentation.

Seller Comment (2023-09-26): Agree- need lender to provide cost estimator for the subject property from [Redacted]
																				XXXX	2	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
80000042				29028789			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [Redacted] Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of[Redacted] plus [Redacted] or [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2023-09-11): Sufficient Cure Provided At Closing		XXXX		1	A		[Redacted]	Investment	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	A	A	A	A	N/A	N/A	Yes
80000043				29045964			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [Redacted] Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Survey fee for [Redacted] was added to the closing disclosure which exceeded tolerance of [Redacted]. No cure was provided.								3	B		[Redacted]	Investment	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	B	B	A	A	N/A	N/A	Yes
80000043				29045972			Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Reserves discrepancy.	Calculated Available for Reserves of ___ is less than AUS Available for Reserves of ___.	DU listed a Retirement account ending in [Redacted] with [Redacted] balance, this account actual is [Redacted].	The representative FICO score is above XXX.		[Redacted]	Reviewer Comment (2024-05-03): Investor provided compensating factors. Reviewer Comment (2023-10-18): As per AUS, required Reserve are $[Redacted] are insufficient as per received documents, exception has already been raised for the required documentation Seller Comment (2023-10-08): Agree - Only statements in the file are from [Redacted]. Need to reach out to Client for [Redacted] Retirement Account				2	B		[Redacted]	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
80000043				29045973			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS Findings: Qualifying asset balance discrepancy.	Calculated qualifying asset balance of ___ is less than AUS qualifying asset balance of ___.	DU listed a Retirement account ending in [Redacted] with [Redacted] balance, this account actual is [Redacted].	The representative FICO score is above XXX.		[Redacted]	Reviewer Comment (2024-05-03): Investor provided compensating factors. Reviewer Comment (2023-10-18): As per AUS, Required assets are $[Redacted] and received asset of $[Redacted] are insufficient, exception has already been raised for the required documentation Seller Comment (2023-10-08): Agree - Only statements in the file are from [Redacted]. Need to reach out to Client for [Redacted] Retirement Account				2	B		[Redacted]	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
80000043				29045983			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of ___ is less than Cash From Borrower ___.	Assets to be verified on the approval was [Redacted] as submitted on the 1003. However, the funds were not reflected in the file.	The representative FICO score is above XXX.		[Redacted]	Reviewer Comment (2024-05-03): Investor provided compensating factors. Reviewer Comment (2023-10-18): As per AUS, Required assets are $[Redacted] and received asset of $[Redacted] are insufficient, exception has already been raised for the required documentation Seller Comment (2023-10-08): Agree - Only statements in the file are from [Redacted]. Need to reach out to Client for [Redacted] Retirement Account				2	B		[Redacted]	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
80000043				29047675			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Assets were not available or reflected in the file as requried.	The representative FICO score is above XXX.		[Redacted]	Reviewer Comment (2024-05-03): Investor provided compensating factors. Reviewer Comment (2023-10-18): As per AUS, Required assets are $[Redacted] and received asset of $[Redacted] are insufficient, All asset condition met as no Seller Comment (2023-10-08): Agree - Only statements in the file are from [Redacted]. Need to reach out to Client for [Redacted] Retirement Account				2	B		[Redacted]	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
80000044				29051760			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [Redacted] Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Changed circumstance log does not address increase to discount points on [Redacted] Closing Disclosure, insufficient cure provided for total overages.								3	B		[Redacted]	Investment	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	B	B	A	A	N/A	N/A	Yes
80000044				29051761			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [Redacted] Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Fee increased from [Redacted] to [Redacted] a difference of [Redacted]. A cure of [Redacted] was provided. Changed circumstance log does not address increase to discount points on [Redacted] Closing Disclosure, insufficient cure provided for total overages.								3	B		[Redacted]	Investment	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	B	B	A	A	N/A	N/A	Yes
80000045				29025703			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] ([Redacted]) business days prior to consummation.	Documentation not found to verify receipt of the appraisal at least [Redacted]business days prior to closing.								2	B		[Redacted]	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
80000045				29025704			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year [Redacted] of on Final Closing Disclosure provided on [Redacted] are underdisclosed.	The HOA Non-Escrowed property costs was not completed on page [Redacted] of the final Closing Disclosure.								3	B		[Redacted]	Investment	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	N/A	N/A	Yes
80000047				29033273			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted]([Redacted]) business days prior to consummation.	Appraisal report date [Redacted] missing evidence of receipt.								2	B		[Redacted]	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
80000047				30018377			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds AUS total debt ratio of ___.	Calculated investor qualifying total debt ratio of [Redacted] exceeds AUS total debt ratio of [Redacted].	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The representative FICO score is above XXX. Borrower has verified disposable income of at least $XXX		[Redacted] [Redacted] [Redacted]	Reviewer Comment (2024-05-08): Client elects to downgrade based on compensating factors.			XXXX	2	B		[Redacted]	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
80000048				29032549			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] ([Redacted]) business days prior to consummation.	No proof of appraisal being sent to borrower [Redacted] days prior to closing.								2	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
80000048	29032641	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds AUS total debt ratio of ___.	Difference in DTI is due to there are two debts were omitted as per AUS for which we have not received any evidence to support the omission. [Redacted] Bank acct ending in [Redacted] does not have a payment reported and therefore a default [Redacted]payment has been included; further the [Redacted] acct ending in [Redacted] is not evidenced as being paid off (CD in file to support new loan does not show payoff). Inclusion of the default payment increases the DTI by more than [Redacted].	The representative FICO score is above XXX.	[Redacted]	Reviewer Comment (2024-05-03): Investor provided compensating factors.

Reviewer Comment (2024-02-19): EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of [Redacted]% exceeds AUS total debt ratio of [Redacted]%.

Reviewer Comment (2023-10-25): Please Note there are [Redacted] mortgage reported on credit report from [Redacted] MTG #[Redacted] and #[Redacted]. The CD we have received confirms the payoff of #[Redacted] mortgage account Still missing payoff documents #[Redacted]. Exception Remains

Seller Comment (2023-10-24): Our Internal Credit refresh, that we run at the time we purchase the loan shows [Redacted] acct ending in [Redacted] as PAID; CLOSED OR PAID ACCOUNT/ZERO BALANCE.  Final CD Provided For cash out refi shows [Redacted] Mtg acct ending in [Redacted] - See internal credit report to match the balances.

Reviewer Comment (2023-10-18): No Supporting Document available to payoff acct ending in [Redacted] and acct ending in [Redacted].

Seller Comment (2023-10-10): Agree - ([Redacted]) No CD or other documentation provided to support omission of the [Redacted] accounts ([Redacted] acct ending in [Redacted] and [Redacted] Mtg acct ending in [Redacted].
																				XXXX	2	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
80000048	29034763	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Income documentation requirements not met as a result of the REO document and income.	The representative FICO score is above XXX.	[Redacted]	Reviewer Comment (2024-05-03): Investor provided compensating factors.

Reviewer Comment (2023-10-25): Please Note there are [Redacted] mortgage reported on credit report from [Redacted] MTG #[Redacted] and #[Redacted]. The CD we have received confirms the payoff of #[Redacted] mortgage account Still missing payoff documents #[Redacted]. Exception Remains

Seller Comment (2023-10-24): Our Internal Credit refresh, that we run at the time we purchase the loan shows [Redacted] acct ending in [Redacted] as PAID; CLOSED OR PAID ACCOUNT/ZERO BALANCE.  Final CD Provided For cash out refi shows [Redacted] Mtg acct ending in [Redacted] - See internal credit report to match the balances.

Reviewer Comment (2023-10-18): No Supporting documents available to omit account ending in [Redacted] and account ending in [Redacted].

Seller Comment (2023-10-10): Agree - ([Redacted]) No CD or other documentation provided to support omission of the [Redacted] accounts ([Redacted] acct ending in [Redacted] and [Redacted] Mtg acct ending in [Redacted]
																				XXXX	2	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
80000048	29070221	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Evidence of the payoff to [Redacted] ending in [Redacted] was not provided for the noted REO. CD in file provided to support the new loan taken does not show the payoff of the existing mortgage.	The representative FICO score is above XXX.	[Redacted]	Reviewer Comment (2024-05-03): Investor provided compensating factors.

Reviewer Comment (2023-10-25): Please Note there are [Redacted] mortgage reported on credit report from [Redacted] MTG #[Redacted] and #[Redacted]. The CD we have received confirms the payoff of #[Redacted] mortgage account Still missing payoff documents #[Redacted]. Exception Remains

Seller Comment (2023-10-24): Our Internal Credit refresh, that we run at the time we purchase the loan shows [Redacted] acct ending in [Redacted] as PAID; CLOSED OR PAID ACCOUNT/ZERO BALANCE.  Final CD Provided For cash out refi shows [Redacted] Mtg acct ending in [Redacted] - See internal credit report to match the balances.

Reviewer Comment (2023-10-18): No sourced document found to payoff account ending in [Redacted].

Seller Comment (2023-10-10): Agree - ([Redacted]) Agree - ([Redacted]) No CD or other documentation provided to support omission of the [Redacted] accounts ([Redacted] acct ending in [Redacted] and [Redacted] Mtg acct ending in [Redacted]
																				XXXX	2	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
80000050				29036510			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	Appraisal was made subject to Completion and The file is missing [Redacted].								3	C		[Redacted]	Investment	Purchase		C	C	C	A	B	B	C	C	N/A	N/A	No
80000050				29036538			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [Redacted]Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2023-09-13): Sufficient Cure Provided At Closing		XXXX		1	A		[Redacted]	Investment	Purchase	Final CD evidences Cure	C	C	C	A	B	B	C	C	N/A	N/A	Yes
80000050				29037576			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] ([Redacted]) business days prior to consummation.	Unable to determine is a copy of appraisal was provided [Redacted] business days prior to closing.								2	B		[Redacted]	Investment	Purchase		C	C	C	A	B	B	C	C	N/A	N/A	No
80000051				29031043			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and was not received by borrower at least three ([Redacted]) business days prior to consummation	Finding being caused by a Closing Disclosure in file dated [Redacted] which has an APR of [Redacted] filled in on page [Redacted] of the document.								3	B		[Redacted]	Investment	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	B	C	B	B	B	A	A	N/A	N/A	No
80000051				29033772			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank [Redacted]): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Receipt dated [Redacted] however appraisal report dated [Redacted].								2	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
80000051				30018386			Credit	Income	Document Error	Income	YTD P&L Statement was not signed and/or dated by Borrower. (GSE COVID-19)	-		The representative FICO score is above XXX.		[Redacted]	Reviewer Comment (2024-05-03): Investor regraded with comp factors.			XXXX	2	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
80000051				30018387			Credit	Income	Document Error	Income	YTD P&L Statement was not signed and/or dated by Borrower. (GSE COVID-19)	-		The representative FICO score is above XXX.		[Redacted]	Reviewer Comment (2024-05-03): Investor regraded with comp factors.			XXXX	2	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
80000053				29031296			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three ([Redacted]) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	The earliest dated E-Consent is [Redacted] which was after the date of the initial Loan Estimate provided electronically [Redacted].								3	B		[Redacted]	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
80000053				29032925			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [Redacted] Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2023-09-12): Sufficient Cure Provided At Closing		XXXX		1	A		[Redacted]	Investment	Purchase	Final CD evidences Cure	C	B	C	A	B	B	A	A	N/A	N/A	Yes
80000057				29049880			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Verified stated defect - final AUS was not run.	The representative FICO score is above XXX.		[Redacted]	Reviewer Comment (2024-05-03): Investor provided comp factors for regrading.			XXXX	2	B		[Redacted]	Investment	Purchase		D	B	C	B	D	A	A	A	N/A	N/A	No
80000058				29045192			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] ([Redacted]) business days prior to consummation.	Appraisal report dated [Redacted] missing evidence of receipt.								2	B		[Redacted]	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No
80000058				29049788			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Verified stated defect, borrower was not employed at closing.	The representative FICO score is above XXX.		[Redacted]	Reviewer Comment (2024-05-03): Investor provided comp factors to regrade.			XXXX	2	B		[Redacted]	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No
80000059				29113554			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.								2	B		[Redacted]	Investment	Purchase		C	C	C	B	B	B	C	C	N/A	N/A	No
80000059				29114434			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Verified stated defect. Investor rejected the loan for purchase due to the borrower being deceased. This loan was in the process of being purchased when FIMC found out that the borrower has suddenly deceased.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above XXX.		[Redacted] [Redacted]	Reviewer Comment (2024-05-08): Client elects to downgrade based on compensating factors.			XXXX	2	B		[Redacted]	Investment	Purchase		C	C	C	B	B	B	C	C	N/A	N/A	No
80000059				29114503			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	Appraisal is subject to value and form 442 reflects the completion is not complete.								3	C		[Redacted]	Investment	Purchase		C	C	C	B	B	B	C	C	N/A	N/A	No
80000060				29114705			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.			The representative FICO score is above XXX.		[Redacted]	Reviewer Comment (2024-05-08): Client elects to downgrade based on compensating factors.			XXXX	2	B		[Redacted]	Investment	Purchase		D	B	C	B	A	A	D	A	N/A	N/A	No
80000060				29114742			Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Reserves discrepancy.			The representative FICO score is above XXX.		[Redacted]	Reviewer Comment (2024-05-08): Client elects to downgrade based on compensating factors.			XXXX	2	B		[Redacted]	Investment	Purchase		D	B	C	B	A	A	D	A	N/A	N/A	No
80000060				29115573			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.			The representative FICO score is above XXX.		[Redacted]	Reviewer Comment (2024-05-08): Client elects to downgrade based on compensating factors.			XXXX	2	B		[Redacted]	Investment	Purchase		D	B	C	B	A	A	D	A	N/A	N/A	No
80000060				29116368			Credit	Credit	Miscellaneous	Guideline	Credit Exception:			The representative FICO score is above XXX.		[Redacted]	Reviewer Comment (2024-05-08): Client elects to downgrade based on compensating factors.			XXXX	2	B		[Redacted]	Investment	Purchase		D	B	C	B	A	A	D	A	N/A	N/A	No
80000061				29114390			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted]([Redacted]) business days prior to consummation.									2	B		[Redacted]	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
80000061				29114435			Credit	Income	Income Eligibility	Income	Borrower has un-audited YTD P&L and does not have 2 months business Account statements. (GSE COVID-19)	-		The representative FICO score is above XXX.		[Redacted]				XXXX	2	B		[Redacted]	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
80000061				29114513			Credit	Credit	Miscellaneous	Guideline	Credit Exception:			The representative FICO score is above XXX.		[Redacted]				XXXX	2	B		[Redacted]	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
80000061				29114551			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-		The representative FICO score is above XXX.		[Redacted]				XXXX	2	B		[Redacted]	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
80000064				29083957			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Verified Stated Defect - The derogatory waiting period for a previous Foreclosure was not met. Foreclosure occurred [Redacted].	The representative FICO score is above XXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX Borrower has verified disposable income of at least $XXX.		[Redacted] [Redacted] [Redacted]	Reviewer Comment (2024-05-08): Client elects to downgrade based on compensating factors. Reviewer Comment (2024-05-08): n/a Reviewer Comment (2024-05-03): Investor provided compensating factors to regrade.			XXXX	2	B		[Redacted]	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
80000071				29215921			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-		The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score is above XXX.		[Redacted] [Redacted]				XXXX	2	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
80000071				29216435			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted]([Redacted]) business days prior to consummation.									2	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
80000071				29216477			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [Redacted]Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.									3	B		[Redacted]	Investment	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	B	B	A	A	N/A	N/A	Yes
80000071				29231610			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.			The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score is above XXX.		[Redacted] [Redacted]				XXXX	2	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
80000071				29231638			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-		The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score is above XXX.		[Redacted] [Redacted]				XXXX	2	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
80000071				29264280			Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Letter of Explanation (LOE) not provided			The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The refinance has decreased the borrower's monthly debt payments by 20% or more. Borrower has owned the subject property for at least 5 years.		[Redacted] [Redacted] [Redacted] [Redacted]	Reviewer Comment (2024-05-08): Client elects to downgrade based on compensating factors.			XXXX	2	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
80000071				29264340			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met			The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score is above XXX.		[Redacted] [Redacted]				XXXX	2	B		[Redacted]	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
80000071				29264426			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [Redacted] Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.									3	B		[Redacted]	Investment	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	B	B	A	A	N/A	N/A	Yes
80000108				29394611			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant three ([Redacted]) business days prior to consummation.	Appraisal report dated [Redacted] was received [Redacted]1 with Note date of [Redacted] missing evidence of waiver.								2	B		[Redacted]	Investment	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
80000108				29394619			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [Redacted]Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal Fee increased on [Redacted] Loan Estimate with no valid change evident.								3	B		[Redacted]	Investment	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
80000108				29399380			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Stated defect - This loan was a non-owner decline by XXXX, it had been sitting in Trade [Redacted] for a long time and fell in and out of delinquency and is now too aged. No Refi opportunity	The representative FICO score is above XXX.		[Redacted]	Reviewer Comment (2024-05-03): Investor provided comp factors to regrade.			XXXX	2	B		[Redacted]	Investment	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
80000106				29393252			Compliance	Compliance	Federal Compliance	ATR/QM	Investment Property Submitted as QM Test	Ability-to-Repay (Dodd-Frank [Redacted]): Improper Originator Loan Designation. Investment property not subject to TILA Ability-to-Repay requirements under [Redacted] based on deal settings.									2	B		[Redacted]	Investment	Purchase		C	B	C	B	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	N/A	No
80000106				29393261			Credit	Credit	Miscellaneous	Guideline	Credit Exception:			The representative FICO score is above XXX.		[Redacted]				XXXX	2	B		[Redacted]	Investment	Purchase		C	B	C	B	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	N/A	No
80000107				29393248			Compliance	Compliance	Federal Compliance	ATR/QM	Investment Property Submitted as QM Test	Ability-to-Repay (Dodd-Frank [Redacted]): Improper Originator Loan Designation. Investment property not subject to TILA Ability-to-Repay requirements under [Redacted] based on deal settings.									2	B		[Redacted]	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	N/A	No
80000107				29393263			Credit	Credit	Miscellaneous	Guideline	Credit Exception:			The representative FICO score is above XXX. Borrower has owned the subject property for at least 5 years.		[Redacted] [Redacted]				XXXX	2	B		[Redacted]	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	N/A	No
80000107				29393319			Credit	Guideline	Guideline Issue	Guideline	This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing: Employer Letter, Paystub, Account Statement within 10 days before note date or prior to disbursement date.	-		The representative FICO score is above XXX.		[Redacted]				XXXX	2	B		[Redacted]	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	N/A	No
80000107				29395112			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.			The representative FICO score is above XXX.		[Redacted]				XXXX	2	B		[Redacted]	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	N/A	No
80000161				29537162			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	Missing third party verification of co-borrower's self-employment.	The representative FICO score is above XXX.		[Redacted]	Reviewer Comment (2024-05-03): Waived missing [Redacted], investor provided comp factors to regrade.			XXXX	2	B		[Redacted]	Investment	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	N/A	No
80000162				29516594			Credit	1003	Document Error	1003	Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.	-	A copy of borrower's permanent resident alien card not included in file.	The representative FICO score is above XXX.		[Redacted]	Reviewer Comment (2024-05-03): Waived stated defect.			XXXX	2	B		[Redacted]	Investment	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	N/A	No
80000162				29521970			Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Verified disclosed defect. The 1003 indicates borrower is a Permanent Resident Alien however supporting documentation was not provided.	The representative FICO score is above XXX.		[Redacted]	Reviewer Comment (2024-05-03): Waived stated defect.			XXXX	2	B		[Redacted]	Investment	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	N/A	No
80000162				29538674			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___ ___	Verified stated defect - Both borrowers are self-employed and verification of business was provided. The VOE from nail salon was not sufficient to verify self-emplyment.	The representative FICO score is above XXX.		[Redacted]	Reviewer Comment (2024-05-03): Waived stated defect.			XXXX	2	B		[Redacted]	Investment	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	N/A	No
80000162				29538809			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Verified stated defect - Waterfall due to missing self-emplyment verification.	The representative FICO score is above XXX.		[Redacted]	Reviewer Comment (2024-05-03): Waived stated defect.			XXXX	2	B		[Redacted]	Investment	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	N/A	No